Label	Element	Value
SFT Balanced Stabilization Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: SFT Balanced Stabilization Fund
Objective [Heading]	rr_ObjectiveHeading	SFT Balanced Stabilization Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% Standard & Poor’s S&P 500® Composite Stock Price Index (the S&P 500® ) and 40% Bloomberg U.S. Aggregate Bond Index (the Benchmark Index).

Expense [Heading]	rr_ExpenseHeading	SFT Balanced Stabilization Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The table does not reflect charges assessed in connection with the variable life policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.10%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund’s total annual fund operating expenses do not correlate to the ratios of the expenses to average net assets shown in the Financial Highlights table because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	SFT Balanced Stabilization Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing directly in underlying securities and other investment companies while using hedging techniques to manage portfolio risk and volatility. The Fund will achieve its equity exposure by investing primarily in Class 1 shares of the SFT Index 500 Fund, an affiliated fund in Securian Funds Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the S&P 500®. The companies included in the S&P 500® are generally considered “large companies” (i.e., companies with market capitalizations generally above $10 billion). The Fund may also gain equity exposure by investing in exchange traded funds (ETFs). The Fund’s fixed income allocation will be achieved by purchasing individual fixed income securities that are primarily investment-grade bonds and have other characteristics similar to the fixed income securities included in the Bloomberg U.S. Aggregate Bond Index.
The Fund will invest in derivative instruments, primarily S&P 500® futures contracts, to manage the Fund’s overall volatility. In periods when the Fund’s investment adviser expects higher volatility in the equity market, as measured by the S&P 500®, the Fund will seek to reduce the overall volatility of its portfolio by either selling S&P 500® futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500® futures contracts. During periods of lower expected volatility in the equity market, the Fund will seek to increase its equity exposure by purchasing S&P 500® futures contracts (increasing its long positions or reducing its short positions in such contracts). The Fund may also invest in long and short positions in fixed income exchange traded funds or notes, interest rate swaps, total return swaps and treasury and interest rate futures to achieve its fixed income exposure and manage overall volatility. Under normal market conditions, this hedging process will seek to target, over an extended period of years, an average annualized volatility in the daily total returns of the Fund of approximately 10%. A 10% annualized volatility means that a majority of the time, annual returns should be within plus or minus 10% of expected returns. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year or any longer period may be higher or lower than 10%.
To achieve its equity exposure and further manage the Fund’s overall volatility, the Fund may invest long or short in options on ETFs, options on equity indexes or equity index futures, volatility index (VIX) futures contracts and options on VIX futures.
The use of futures contracts and other derivatives to change the Fund’s equity allocation and manage the Fund’s overall volatility has the effect of introducing leverage into the Fund’s portfolio. Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the nominal value of such contract.
Over time, the Fund targets approximately 60% equity exposure and 40% fixed income exposure in its portfolio. As market conditions change, however, and to manage overall Fund volatility under certain market conditions, the equity and fixed income exposures may change, with a minimum equity allocation of 10% and a maximum equity allocation of 90% of the Fund’s total market value. Under normal market conditions the Fund may keep approximately 15% of the Fund’s total assets in cash or cash equivalents.
In selecting investments, the Fund’s investment adviser considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.

Risk [Heading]	rr_RiskHeading	SFT Balanced Stabilization Fund: Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	SFT Balanced Stabilization Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the Fund’s benchmark index and its component broad based indices. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. As such, Securian Asset Management, Inc. (Securian AM) and the Trust, on behalf of the Fund, entered into an Expense Limitation Agreement for the period dated May 1, 2013, through April 30, 2021. This agreement limited the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), to 0.80% of the Fund’s average daily net assets. Expiration of the Expense Limitation Agreement will impact expenses which may negatively impact performance. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the Fund’s benchmark index and its component broad based indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future .
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
4Q '23 | 10.01%
Worst Quarter
4Q '18 | -7.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2023)
SFT Balanced Stabilization Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may result in the loss of money
SFT Balanced Stabilization Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Market Risk – the risk that Fund investments are subject to adverse trends in capital markets. This is a principal risk of both the SFT Index 500 Fund, in which the Fund invests, and of an investment in the Fund.

SFT Balanced Stabilization Fund | Risk of Stock Investing [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Risk of Stock Investing – the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

SFT Balanced Stabilization Fund | Securities Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Securities Volatility Risk – the risk that the value of securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different markets and different types of securities can react differently to these developments. Issuer, political, or economic developments can affect the volatility of a single issuer, issuers within an industry or economic sector or geographic region, or the markets as a whole. Changes in the financial condition of a single issuer can impact the volatility of the markets as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SFT Balanced Stabilization Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Active Management Risk – the risk that the Fund’s investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

SFT Balanced Stabilization Fund | Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	▲ Allocation Risk – the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated.
SFT Balanced Stabilization Fund | Hedging Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Hedging Risk – the risk that the Fund’s use of derivatives for hedging purposes, although designed to help manage volatility and offset negative movements in the securities in which the Fund invests, will not always be successful. Hedging can cause the Fund to lose money and can reduce the opportunity for gain.

SFT Balanced Stabilization Fund | Managed Volatility Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Managed Volatility Strategy Risk – the risk that the Fund’s investment adviser may be unsuccessful in managing volatility and the Fund may experience a high level of volatility in its returns. The securities used in the strategy are subject to price volatility, and the strategy may not result in less volatile returns for the Fund relative to the market as a whole and they could be more volatile. While the management of volatility seeks competitive returns with more consistent volatility, the management of volatility does not ensure that the strategy will deliver competitive returns. Even if successful, the strategy may also result in returns increasing to a lesser degree than the market, or decreasing when the values of certain securities used in the strategy are stable or rising. The strategy may expose the Fund to losses (some of which may be sudden) to which it would not have otherwise been exposed if it invested only in equity and fixed income securities. Additionally, the derivatives used to hedge the value of securities are not identical to the securities held, and as a result, the investment in derivatives may decline in value at the same time as underlying investments.

SFT Balanced Stabilization Fund | Portfolio Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole. This is a principal risk of both the SFT Index 500 Fund, in which the Fund invests, and of an investment in the Fund.

SFT Balanced Stabilization Fund | Short Term Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	▲ Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund’s transaction costs.
SFT Balanced Stabilization Fund | Index Performance Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Index Performance Risk – the risk that, in connection with the Fund’s investment in the SFT Index 500 Fund, the Fund’s ability to replicate the performance of the S&P 500® through such investment may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s Rating Services calculates the S&P 500®, the amount and timing of cash flows into and out of the SFT Index 500 Fund, commissions, settlement fees, and other expenses. The Fund’s performance may also be adversely affected if a particular stock in the S&P 500® (or stocks within an industry heavily weighted by the S&P 500®) performs poorly. This is a principal risk of the SFT Index 500 Fund, in which the Fund invests, and an indirect risk of an investment in the Fund.

SFT Balanced Stabilization Fund | Large Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Large Company Risk – the risk that a portfolio of large capitalization company securities may underperform the market as a whole. This is a principal risk of the SFT Index 500 Fund, in which the Fund invests, and an indirect risk of an investment in the Fund.

SFT Balanced Stabilization Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. The negative impact on a debt security or fixed income obligation from resulting rate increases could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from the Fund and other fixed income funds may worsen the impact. Other types of securities also may be adversely affected from an increase in interest rates. In addition, interest rates may decline further resulting in lower yields which make the Fund less attractive to investors who are seeking higher rates of returns. Also a lower yield may not be sufficient to cover the expenses of the Fund.

SFT Balanced Stabilization Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Liquidity Risk – the risk that the Fund’s ability to sell particular securities at an advantageous price or in a timely manner will be impaired due to low trading volume, lack of a market maker, or legal restrictions. The recent increase in capital requirements and potential for increased regulation may negatively impact market liquidity going forward. In the event certain securities experience low trading volumes, the prices of such securities may display abrupt or erratic movements. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to sell at a favorable price at the time when the investment adviser believes it is desirable to do so. Investment in securities that are less actively traded (or over time experience decreased trading volume) may restrict the Fund’s ability to take advantage of other market opportunities.

SFT Balanced Stabilization Fund | Short Position Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Short Position Risk – the risk that, in taking a short position in a transaction involving a derivative instrument, the Fund may suffer a loss because the risk assumed in such instrument significantly exceeds the amount of the initial investment, or because the Fund is unable to close out its short position or a counterparty to the transaction fails to perform as promised.

SFT Balanced Stabilization Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Derivatives Risk – the risk that the Fund’s investment in S&P 500® futures contracts, interest rate swaps, total return swaps, treasury and interest rate futures, options on ETFs, options on index futures, and VIX futures may involve a small investment relative to the amount of risk assumed. The successful use of these derivative instruments may depend on the investment adviser’s ability to predict market movements. Risks include delivery failure, default by the other party (or the exchange) or the inability to close out a position because the trading market becomes illiquid. If the investment adviser is not successful in using derivatives, the Fund’s performance may be worse than if the investment adviser did not use derivatives at all.

SFT Balanced Stabilization Fund | Leveraging Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Leveraging Risk – the risk that certain transactions of the Fund, such as transactions in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

SFT Balanced Stabilization Fund | Exchange Traded Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Exchange Traded Funds Risk – the risk that ETFs may be subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV per share, an active secondary trading market may not develop or be maintained, and trading may be halted by, or the ETF may be delisted from, the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track and there are brokerage commissions paid in connection with buying or selling ETF shares. In addition, ETFs have management fees and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

SFT Balanced Stabilization Fund | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	▲ Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.
SFT Balanced Stabilization Fund | IBOR Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ IBOR Risk – the risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

SFT Balanced Stabilization Fund | Exchange Traded Notes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Exchange Traded Notes Risk – the risk that exchange traded notes (ETNs) which are unsecured debt obligations of banks or other financial institutions, may lose some or all of its investment if the issuer of the ETN files bankruptcy and defaults on its obligations or takes other actions that impact the value of the ETN. An ETN’s return is linked to a market index or other benchmark minus applicable fees. Like ETFs, ETNs are traded on exchanges, provide market exposure and are subject to market risk. Unlike ETFs, however, ETNs do not buy or hold assets to replicate or approximate the underlying index, and are subject to the credit risk of the issuer. The value of an ETN may drop, despite no change in the underlying index, due to a downgrade in the issuer’s credit rating.

SFT Balanced Stabilization Fund | Investment Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operating expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses.

SFT Balanced Stabilization Fund | Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Company Risk – the risk that individual securities may be more volatile or perform differently from the overall market. This may be the result of changes in specific factors such as profitability or investor perceptions, or a result of increased volatility in a company’s income or share price because of the amount of leverage on the company’s balance sheet.

SFT Balanced Stabilization Fund | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

SFT Balanced Stabilization Fund | Acquired Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Acquired Fund Risk – the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by another investment company, such as the SFT Index 500 Fund, in which the Fund invests (an “Acquired Fund”) and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Fund to achieve its investment objectives.

SFT Balanced Stabilization Fund | SFT Balanced Stabilization Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	$ 1,178
2014	rr_AnnualReturn2014	8.12%
2015	rr_AnnualReturn2015	(3.25%)
2016	rr_AnnualReturn2016	8.77%
2017	rr_AnnualReturn2017	17.94%
2018	rr_AnnualReturn2018	(2.90%)
2019	rr_AnnualReturn2019	20.81%
2020	rr_AnnualReturn2020	10.67%
2021	rr_AnnualReturn2021	13.46%
2022	rr_AnnualReturn2022	(12.62%)
2023	rr_AnnualReturn2023	15.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.99%)
1 Year	rr_AverageAnnualReturnYear01	15.47%
5 Years	rr_AverageAnnualReturnYear05	8.88%
10 Years	rr_AverageAnnualReturnYear10	7.15%
SFT Balanced Stabilization Fund | 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.67%
5 Years	rr_AverageAnnualReturnYear05	9.98%
10 Years	rr_AverageAnnualReturnYear10	8.09%
SFT Balanced Stabilization Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
SFT Balanced Stabilization Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%

[1]	The Fund’s total annual fund operating expenses do not correlate to the ratios of the expenses to average net assets shown in the Financial Highlights table because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights.